Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Share premium [member]	Statutory reserve [member]	Other reserves [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Net accumulated comprehensive losses [member]	Total
Balance at Dec. 31, 2021	$ 105,263	$ 12,834,431	$ 1,860	$ 55,596	$ 12,891,887	$ (548,838)	$ (4,420,700)	$ (4,969,538)	$ 8,027,612
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						(314,831)		(314,831)	(314,831)
Profit (Loss) for the year							4,778,895	4,778,895	4,778,895
Balance at Dec. 31, 2022	105,263	12,834,431	1,860	55,596	12,891,887	(863,669)	358,195	(505,474)	12,491,676
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						435,275		435,275	435,275
Profit (Loss) for the year							(11,933,328)	(11,933,328)	(11,933,328)
Issue of new shares	27,162	17,160,903			17,160,903				17,188,065
Balance at Dec. 31, 2023	132,425	29,995,334	1,860	55,596	30,052,790	(428,394)	(11,575,133)	(12,003,527)	18,181,688
IfrsStatementLineItems [Line Items]
Exchange difference arising from translation of foreign operations						(345,067)		(345,067)	(345,067)
Profit (Loss) for the year							(8,728,529)	(8,728,529)	(8,728,529)
Balance at Dec. 31, 2024	$ 132,425	$ 29,995,334	$ 1,860	$ 55,596	$ 30,052,790	$ (773,461)	$ (20,303,662)	$ (21,077,123)	$ 9,108,092